Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Range Cancer Therapeutics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Range Cancer Therapeutics ETF NAV
Average Annual Return, Percent	24.92%	(3.48%)	(4.46%)
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Range Cancer Therapeutics ETF Market
Average Annual Return, Percent	25.46%	(3.38%)	(4.44%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	27.14%	15.92%	14.42%
Range Oncology Therapeutics Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Range Oncology Therapeutics Index
Average Annual Return, Percent	26.08%	(2.68%)	(3.66%)